Financial risk management - Maturity Analysis Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 637,002	$ 174,863
Borrowings	2,278,293	1,003,999
Leases Liabilities	514,591	528,355
Derivative financial instruments	5,394	5,779
Total	3,435,280	1,712,996
Less than 1 year
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	636,302	174,096
Borrowings	287,893	242,332
Leases Liabilities	82,106	66,365
Derivative financial instruments	5,394	5,779
Total	1,011,695	488,572
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	700	767
Borrowings	644,624	153,989
Leases Liabilities	78,290	82,192
Derivative financial instruments	0	0
Total	723,614	236,948
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Borrowings	289,270	500,453
Leases Liabilities	174,658	183,204
Derivative financial instruments	0	0
Total	463,928	683,657
Over 5 Years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Borrowings	1,056,506	107,225
Leases Liabilities	179,537	196,594
Derivative financial instruments	0	0
Total	$ 1,236,043	$ 303,819